UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09140
                                                     ---------

    Virtus Institutional Trust (formerly, Phoenix Institutional Mutual Funds)
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
                      Vice President, Chief Legal Officer,
                      Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2009
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.




                         VIRTUS INSTITUTIONAL BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                           PAR VALUE    VALUE                                                 PAR VALUE    VALUE
                                          ---------- -----------                                             ---------- -----------
U.S. GOVERNMENT SECURITIES--1.4%                                   NEW YORK--0.6%
                                                                   City of New York Series A-1 (MBIA
U.S. Treasury Note                                                   Insured) 5.000%, 8/1/17                 $      395 $       426
  0.875%, 12/31/10                        $      840 $       841
  5.125%, 5/15/16                                 40          48   PENNSYLVANIA--0.6%
----------------------------------------------------------------   City of Pittsburgh Pension Obligation
TOTAL U.S. GOVERNMENT SECURITIES                                     Taxable Series B (FGIC Insured)
(IDENTIFIED COST $881)                                       889     6.350%, 3/1/13                                 400         409
----------------------------------------------------------------
                                                                   SOUTH DAKOTA--0.3%
MUNICIPAL BONDS--10.5%                                             Educational Enhancement Funding Corp.
                                                                     Taxable 02-A, 6.720%, 6/1/25                   176         167
ARIZONA--1.3%
Salt River Project Agricultural                                    VIRGINIA--0.1%
  Improvement & Power District 08-A,                               Tobacco Settlement Financing Corp.
  5.000%, 1/1/38                                 840         827     Taxable 07-A1, 6.706%, 6/1/46                  130          64

CALIFORNIA--0.1%                                                   WASHINGTON--0.5%
City of Oakland Pension Obligation                                 City of Seattle (FSA Insured) 5.000%,
  Taxable Series A (MBIA Insured)                                    6/1/38                                         350         345
  6.980%, 12/15/09                                34          35   ----------------------------------------------------------------
                                                                   TOTAL MUNICIPAL BONDS
CONNECTICUT--1.5%                                                  (IDENTIFIED COST $7,037)                                   6,872
Mashantucket Western Pequot Tribe                                  ----------------------------------------------------------------
  Taxable
  Series A 144A 6.910%, 9/1/12(2)                455         420   MORTGAGE-BACKED SECURITIES--42.8%
  Series A 144A (FSA Insured) 6.570%,
     9/1/13(2)                                   580         529   AGENCY--19.8%
                                                     -----------   FHLMC
                                                             949     5.500%, 8/1/18                                 229         240
                                                     -----------     4.500%, 10/1/18                                369         382
                                                                   FNMA
FLORIDA--1.9%                                                        4.500%, 9/1/18                                 363         374
Miami-Dade County Educational Facilities                             5.000%, 11/1/20                                355         369
  Authority Taxable Series C                                         5.500%, 6/1/21                                 227         237
  5.460%, 4/1/15                                 165         165     6.000%, 5/1/29                                 116         122
Orange County Tourist Development (MBIA                              7.000%, 11/1/30                                 23          25
  Insured) 5.000%, 10/1/17                     1,040       1,096     6.000%, 11/1/31                                 87          91
                                                     -----------     6.000%, 12/1/32                                 65          68
                                                           1,261     5.500%, 4/1/33                                 432         451
                                                     -----------     5.500%, 4/1/33                                 289         301
                                                                     5.000%, 7/1/33                                 212         220
ILLINOIS--0.8%                                                       6.500%, 8/1/33                                 359         382
State of Illinois General Obligation                                 5.500%, 4/1/34                                 314         326
  5.000%, 1/1/19                                 485         535     5.000%, 7/1/35                                 338         350
                                                                     5.500%, 12/1/35                                441         458
KANSAS--2.1%                                                         6.500%, 8/1/36                                 319         336
Department of Transportation, Highway                                5.500%, 4/1/37                                 200         208
  Revenue Series A (FSA Insured)                                     5.500%, 4/1/37                                 358         371
  5.500%, 3/1/19                               1,170       1,390     5.500%, 7/1/37                                 350         363
                                                                     6.000%, 9/1/37                                 102         107
MICHIGAN--0.7%
City of Detroit Taxable (FSA Insured)
  4.970%, 5/1/13                                 200         152
City of Flat Rock Finance Authority
  Taxable Series A 6.750%, 10/1/16               145         154
Tobacco Settlement Finance Authority
  Taxable 06-A, 7.309%, 6/1/34                   270         158
                                                     -----------
                                                             464
                                                     -----------

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                           PAR VALUE    VALUE                                                 PAR VALUE    VALUE
                                          ---------- -----------                                             ---------- -----------
AGENCY - FNMA (continued)                                          NON-AGENCY--(CONTINUED)
  6.500%, 9/1/37                          $       86 $        91   GMAC Commercial Mortgage Securities, Inc.
  6.000%, 2/1/38                                 439         459     04-C2, A3 5.134%, 8/10/38               $      170 $       125
  6.000%, 2/1/38                                 326         341     03-C2, A2 5.668%, 5/10/40(3)                   360         348
  6.000%, 2/1/38                                 311         325   Greenwich Capital Commercial Funding
  5.000%, 3/1/38                                 451         466     Corp. 04-GG1, A7 5.317%, 6/10/36 (3)         1,130         966
  4.500%, 4/1/38                                 555         568   GS Mortgage Securities Corp. II 07-GG10,
  6.000%, 8/1/38                                 399         417     A4 5.993%, 8/10/45 (3)                         635         433
  5.000%, 1/1/39                                 429         443   JPMorgan Chase Commercial Mortgage
  TBA 4.500%, 4/15/39(7)                         825         843     Securities Corp. 07-LD12, A4 5.882%,
  TBA 5.000%, 4/15/39(7)                         820         846     2/15/51 (3)                                    420         297
  TBA 5.500%, 4/15/39(7)                       1,320       1,370   Lehman Brothers - UBS Commercial Mortgage
  TBA 6.000%, 4/15/39(7)                         640         668     Trust
GNMA                                                                 04-C4, A2 4.567%, 6/15/29                      481         480
  7.000%, 8/15/29                                 36          39     04-C7, A6 4.786%, 10/15/29(3)                1,125         881
  6.500%, 12/15/31                               184         196     07-C7, A3 5.866%, 9/15/45(3)                   415         291
  6.500%, 12/15/31                                19          20   Lehman Brothers Commercial Conduit
  6.500%, 1/15/32                                  5           6     Mortgage Trust
  6.500%, 1/15/32                                 14          15     99-C2, A2 7.325%, 10/15/32                     747         751
  6.500%, 3/15/32                                 46          49     07-C3, A4 6.136%, 7/15/44(3)                   271         195
                                                     -----------   Merrill Lynch Mortgage Investors, Inc.
                                                          12,943     06-3, 2A1 6.078%, 10/25/36 (3)                 222         156
                                                     -----------   Merrill Lynch Mortgage Trust
                                                                     06-C1, AM 5.840%, 5/12/39(3)                   440         216
NON-AGENCY--23.0%                                                    04-KEY2, A4 4.864%, 8/12/39(3)               1,110         882
American Tower Trust 07-1A, AFX 144A                               Morgan Stanley Capital I
  5.420%, 4/15/37 (2)                            245         212     06-T23, A4 5.984%, 8/12/41(3)                  595         531
Bear Stearns Adjustable Rate Mortgage                                06-IQ12, A4 5.332%, 12/15/43                   530         389
  Trust 05-12, 13A1 5.445%, 2/25/36 (3)          151          83     07-IQ14, A4 5.692%, 4/15/49(3)                 425         276
Bear Stearns Commercial Mortgage                                   Morgan Stanley Mortgage Loan Trust
  Securities                                                         05-5AR, 4A1 5.524%, 9/25/35 (3)                157          79
  06-PW12, A4 5.902%, 9/11/38(3)               1,290       1,100   SBA Commercial Mortgage Backed Securities
  05-PWR8, A2 4.484%, 6/11/41                    275         256     Trust 06-1A, B 144A 5.451%,
Citigroup Mortgage Loan Trust, Inc. 05-5,                            11/15/36 (2)                                   215         191
  2A3 5.000%, 8/25/35                            160         134   Wachovia Bank Commercial Mortgage Trust
Citigroup/Deutsche Bank Commercial                                   04-C12, A4 5.412%, 7/15/41(3)                1,010         842
  Mortgage Trust                                                     07-C30, A5 5.342%, 12/15/43                  1,365         852
  05-CD1, AM 5.399%, 7/15/44(3)                  595         296     07-C33, A4 6.100%, 2/15/51(3)                  420         258
  06-CD2, A4 5.545%, 1/15/46(3)                  890         686   Wachovia Mortgage Loan Trust LLC 06-A, B1
Credit Suisse First Boston Mortgage                                  5.392%, 5/20/36 (3)(5)                         352          54
  Securities Corp. 05-C5, A1 5.046%,                               Washington Mutual Mortgage Pass-Through-
  8/15/38 (3)                                    236         235     Certificates, Inc. 05-AR3, A2 4.638%,
Credit Suisse Mortgage Capital                                       3/25/35 (3)                                    584         371
  Certificates 06-C1, A4 5.609%,                                   Wells Fargo Mortgage Backed Securities
  2/15/39 (3)                                  1,270       1,030     Trust 04-BB, A1 4.558%, 1/25/35(3)              79          48
Crown Castle Towers LLC 05-1A, AFX 144A
  4.643%, 6/15/35 (2)                            600         573
GE Capital Commercial Mortgage Corp.
  03-C1, C 4.975%, 1/10/38 (3)                   390         320

                         VIRTUS INSTITUTIONAL BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                           PAR VALUE    VALUE                                                 PAR VALUE    VALUE
                                          ---------- -----------                                             ---------- -----------
NON-AGENCY--(CONTINUED)                                            CONSUMER DISCRETIONARY--(CONTINUED)
  05-AR4, 2A2 4.537%, 4/25/35(3)          $      249 $       185   COX Communications, Inc. 144A 6.250%,
                                                     -----------     6/1/18 (2)                              $      210 $       187
                                                          15,022   Daimler Finance North America LLC 6.500%,
----------------------------------------------------------------     11/15/13                                       155         140
TOTAL MORTGAGE-BACKED SECURITIES                                   Echostar DBS Corp. 6.625%, 10/1/14               215         193
(IDENTIFIED COST $30,870)                                 27,965   Hasbro, Inc. 6.300%, 9/15/17                     215         197
----------------------------------------------------------------   Mashantucket Western Pequot Tribe 144A
                                                                     8.500%, 11/15/15 (2)                            95          17
ASSET-BACKED SECURITIES--5.2%                                      MGM MIRAGE 8.500%, 9/15/10                       110          46
                                                                   Mohawk Industries, Inc. 6.625%, 1/15/16          215         159
AmeriCredit Automobile Receivables Trust                           Royal Caribbean Cruises Ltd. 7.250%,
  06-BG, A3 5.210%, 10/6/11                       77          76     6/15/16                                        230         109
Bombardier Capital Mortgage                                        Seneca Gaming Corp. Series B 7.250%,
  Securitization Corp. 99-A, A3 5.980%,                              5/1/12                                         225         145
  1/15/18 (3)                                    341         203   Service Corporation International 7.000%,
Capital Auto Receivables Asset Trust                                 6/15/17                                        110          94
  04-2, D 144A 5.820%, 5/15/12 (2)               270         269   Staples, Inc. 9.750%, 1/15/14                     35          37
Conseco Finance Securitizations Corp.                              Starbucks Corp. 6.250%, 8/15/17                  215         200
  01-3, A4 6.910%, 5/1/33 (3)                    480         331   Starwood Hotels & Resort Worldwide, Inc.
Credit Suisse Mortgage Capital                                       6.250%, 2/15/13                                180         139
  Certificates 07-NC1, 2A1 1.122%,                                 Time Warner Cable, Inc. 6.750%, 7/1/18           195         183
  9/25/37 (3)                                    540         394   Time Warner, Inc.
Daimler Chrysler Auto Trust 06-A, B                                  6.875%, 5/1/12                                 120         122
  5.140%, 9/8/12                                 380         354     5.875%, 11/15/16                               105          99
FMAC Loan Receivables Trust 98-CA, A2                              TRW Automotive, Inc. 144A 7.000%,
  144A 6.660%, 9/15/20 (2)                       107          80     3/15/14 (2)                                    100          42
Ford Credit Auto Owner Trust 06-C, A4A                             Viacom, Inc. 6.250%, 4/30/16                     100          88
  5.150%, 2/15/12                                410         401   Videotron/Quebec Media, Inc. 6.375%,
GMAC Mortgage Corp. Loan Trust 06-HE3, A2                            12/15/15                                       225         205
  5.750%, 10/25/36 (3)                           355         190   Yum! Brands, Inc. 6.250%, 4/15/16                210         198
Irwin Home Equity Corp. 06-1, 2A2 144A                                                                                  -----------
  5.390%, 9/25/35 (2)(3)                         249         190                                                              2,985
Renaissance Home Equity Loan Trust                                                                                      -----------
  05-3, AF3 4.814%, 11/25/35(3)                  174         161   CONSUMER STAPLES--1.0%
  06-2, AF4 6.115%, 8/25/36(3)                 1,015         449   Coca-Cola HBC Finance BV 5.500%,
Saxon Asset Securities Trust 05-3, A2C                               9/17/15(4)                                     245         243
  0.802%, 11/25/35 (3)                           103          95   Reynolds American, Inc. 6.750%, 6/15/17          155         132
UCFC Manufactured Housing 97-3, A4                                 SUPERVALU, Inc. 7.500%, 11/15/14                 115         113
  6.975%, 1/15/29                                213         178   Tyson Foods, Inc. 7.850%, 4/1/16                 170         147
----------------------------------------------------------------                                                        -----------
TOTAL ASSET-BACKED SECURITIES                                                                                                   635
(IDENTIFIED COST $4,742)                                   3,371                                                        -----------
----------------------------------------------------------------   ENERGY--5.2%
                                                                   Buckeye Partners LP 6.050%, 1/15/18               95          83
CORPORATE BONDS--37.6%                                             Chesapeake Energy Corp. 6.875%, 11/15/20         230         181
                                                                   Denbury Resources, Inc. 7.500%, 12/15/15         220         192
CONSUMER DISCRETIONARY--4.6%                                       EnCana Corp. 5.900%, 12/1/17                     130         123
Best Buy Co., Inc. 6.750%, 7/15/13               125         119   Energy Transfer Partners LP 5.950%,
Black & Decker Corp. (The) 5.750%,                                   2/1/15                                         220         199
  11/15/16                                       175         157   Gazprom OAO (Gaz Capital SA) 144A
Comcast Corp. 5.875%, 2/15/18                    115         109     6.212%, 11/22/16(2)                            215         156
                                                                   Halliburton Co. 6.150%, 9/15/19                  115         117

                         VIRTUS INSTITUTIONAL BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                           PAR VALUE    VALUE                                                 PAR VALUE    VALUE
                                          ---------- -----------                                             ---------- -----------
ENERGY--(CONTINUED)                                                FINANCIALS--(CONTINUED)
Helix Energy Solutions Group, Inc. 144A                            Credit Suisse First Boston 6.000%,
  9.500%, 1/15/16 (2)                     $       90 $        54     2/15/18                                 $       95 $        83
Kinder Morgan Energy Partners LP 6.000%,                           Credit Suisse USA, Inc. 5.850%, 8/16/16          200         191
  2/1/17                                         215         202   Deutsche Bank AG 4.875%, 5/20/13                  45          44
Knight, Inc. 6.500%, 9/1/12                      212         199   Export-Import Bank of Korea 5.500%,
Marathon Oil Corp. 7.500%, 2/15/19                70          70     10/17/12                                       220         211
Newfield Exploration Co. 6.625%, 9/1/14          185         168   First Tennessee Bank NA 1.306%,
NGPL PipeCo. LLC 144A 6.514%,                                        5/18/09(3)                                     170         168
  12/15/12 (2)                                   165         158   Ford Motor Credit Co. LLC 8.625%, 11/1/10        210         167
Noble Energy, Inc. 8.250%, 3/1/19                105         108   Goldman Sachs Group, Inc. (The)
Peabody Energy Corp. 7.375%, 11/1/16             160         159     5.950%, 1/18/18                                165         150
Petro-Canada 6.050%, 5/15/18                      65          56     6.150%, 4/1/18(4)                              285         260
Petropower I Funding Trust 144A 7.360%,                            Health Care REIT, Inc. 5.875%, 5/15/15           275         212
  2/15/14 (2)                                    356         317   HRPT Properties Trust 5.750%, 2/15/14            210         138
Plains Exploration & Production Co.                                HSB Capital I Series B 2.041%,
  7.750%, 6/15/15                                110          95     7/15/27 (3)(4)                                 365         257
Ras Laffan Liquefied Natural Gas Co.,                              HSBC Finance Corp.
  Ltd. II RegS 5.298%, 9/30/20 (6)               250         206     6.750%, 5/15/11                                235         209
Smith International, Inc. 9.750%, 3/15/19        110         115     6.375%, 11/27/12                                95          77
Swift Energy Co. 7.125%, 6/1/17                  215         126   ICICI Bank Ltd. RegS 5.750%, 11/16/10 (6)        170         161
Tesoro Corp. 6.500%, 6/1/17                      165         125   International Lease Finance Corp. 4.750%,
Williams Cos., Inc. (The) 7.125%, 9/1/11         185         184     1/13/12(4)                                     465         271
                                                     -----------   Invesco Ltd. 5.375%, 12/15/14                    245         156
                                                           3,393   iStar Financial, Inc. 6.050%, 4/15/15            235          68
                                                     -----------   Janus Capital Group, Inc. 6.500%, 6/15/12        215         136
                                                                   Jefferson-Pilot Corp. 4.750%, 1/30/14            215          93
FINANCIALS--14.0%                                                  JPMorgan Chase & Co. 5.250%, 5/1/15              205         184
Allied Capital Corp. 6.000%, 4/1/12              155          29   Kazkommerts International BV 144A 8.500%,
American Express Credit Corp. Series C                               4/16/13 (2)                                    250         123
  5.875%, 5/2/13                                 205         180   KeyBank NA 5.700%, 8/15/12                       215         205
Assurant, Inc. 5.625%, 2/15/14                   100          84   Korea Development Bank
Banco Santander Chile 144A 5.375%,                                   5.300%, 1/17/13                                100          93
  12/9/14 (2)                                    190         178     5.750%, 9/10/13                                 70          65
Bank of America Corp. 5.750%, 12/1/17            200         168   Merrill Lynch & Co., Inc. 6.110%, 1/29/37        235         117
Bank of New York / Mellon Corp. (The)                              Morgan Stanley 5.375%, 10/15/15(4)               400         361
  4.950%, 11/1/12                                 90          92   Nationwide Health Properties, Inc.
Barclays Bank plc 144A 6.050%,                                       6.250%, 2/1/13                                 215         198
  12/4/17 (2)                                    185         146   Northern Trust Corp. 5.500%, 8/15/13              95          99
Bear Stearns Cos., Inc. (The) 7.250%,                              Nuveen Investment, Inc. 144A 10.500%,
  2/1/18(4)                                      275         284     11/15/15 (2)                                   100          29
Berkley (W.R.) Corp. 5.875%, 2/15/13             215         198   OJSC AK Transneft (TransCapitalInvest
Capital One Financial Corp. 5.250%,                                  Ltd.) 144A 5.670%, 3/5/14 (2)                  265         213
  2/21/17                                         95          70   Petroplus Finance Ltd. 144A 6.750%,
CIT Group, Inc. 5.125%, 9/30/14                  285         172     5/1/14 (2)                                     100          75
Citigroup, Inc.                                                    PNC Bank NA 4.875%, 9/21/17                      230         196
  5.625%, 8/27/12                                115          84   ProLogis 6.625%, 5/15/18                          90          46
  5.000%, 9/15/14                                230         153   Simon Property Group LP
  5.500%, 2/15/17                                150          94     5.100%, 6/15/15                                110          84
CME Group, Inc. 5.400%, 8/1/13                    85          86     10.350%, 4/1/19                                 70          68
Countrywide Financial Corp. 6.250%,
  5/15/16                                        100          83

                         VIRTUS INSTITUTIONAL BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                           PAR VALUE    VALUE                                                 PAR VALUE    VALUE
                                          ---------- -----------                                             ---------- -----------
FINANCIALS--(CONTINUED)                                             INFORMATION TECHNOLOGY--(CONTINUED)
SLM Corp. 1.371%, 2/1/10(3)(4)            $      600 $       516   Intuit, Inc. 5.750%, 3/15/17              $       70 $        61
SunTrust Banks, Inc. 5.250%, 11/5/12(4)          220         214   Jabil Circuit, Inc. 8.250%, 3/15/18              170         127
Tanger Factory Outlet Centers 6.150%,                              Seagate Technology HDD Holdings, Inc.
  11/15/15                                       170         128     6.375%, 10/1/11                                 35          26
TNK-BP Finance SA RegS 6.125%,                                     Xerox Corp. 6.750%, 2/1/17                       255         195
  3/20/12 (6)                                    170         141                                                        -----------
UDR, Inc. 5.250%, 1/15/15                        205         144                                                                759
UFJ Finance AEC 6.750%, 7/15/13                  120         124                                                        -----------
Wachovia Bank NA 5.000%, 8/15/15(4)              500         426
Westfield Capital Corp. Ltd./ Westfield                            MATERIALS--1.3%
  Finance Authority 144A 5.125%,                                   Agrium, Inc. 6.750%, 1/15/19                     180         168
  11/15/14 (2)                                   140         108   ArcelorMittal 6.125%, 6/1/18                     155         112
Xstrata Finance Canada Ltd. 144A 5.800%,                           Catalyst Paper Corp. 7.375%, 3/1/14               65          23
  11/15/16 (2)                                   105          68   CRH America, Inc. 6.000%, 9/30/16                215         152
                                                     -----------   Nalco Co. 8.875%, 11/15/13                        70          67
                                                           9,178   Steel Dynamics, Inc. 7.375%, 11/1/12             235         184
                                                     -----------   Verso Paper Holdings LLC / Verso Paper,
                                                                     Inc.
HEALTH CARE--0.8%                                                    Series B 4.920%, 8/1/14 (3)                     70          21
Fisher Scientific International, Inc.                              Vulcan Materials Co. 5.600%, 11/30/12            135         130
  6.125%, 7/1/15                                 190         188                                                        -----------
HCA, Inc. 9.250%, 11/15/16                       220         201                                                                857
Pfizer, Inc. 5.350%, 3/15/15                     125         132                                                        -----------
                                                     -----------
                                                             521   TELECOMMUNICATION SERVICES--2.8%
                                                     -----------   AT&T Corp. 7.300%, 11/15/11                      110         118
                                                                   AT&T, Inc. 5.625%, 6/15/16(4)                    295         296
INDUSTRIALS--4.3%                                                  Deutsche Telekom International Finance BV
American Airlines, Inc.                                              5.750%, 3/23/16                                145         142
  99-1, 7.024%, 10/15/09(4)                      565         543   Embarq Corp. 6.738%, 6/1/13                      105          98
  01-1, 6.977%, 5/23/21                          509         259   Frontier Communication Corp. 6.250%,
ARAMARK Corp. 5.000%, 6/1/12                     250         220     1/15/13                                        175         160
Case Corp. 7.250%, 1/15/16                       165         121   Nextel Communications, Inc. Series D
Continental Airlines, Inc. 98-1A,                                    7.375%, 8/1/15                                 105          56
  6.648%, 9/15/17                                476         376   OJSC Vimpel Communications (VIP Finance
Delta Air Lines, Inc. 00-A1, 7.379%,                                 Ireland Ltd.) 144A 8.375%, 4/30/13 (2)         100          73
  5/18/10                                        221         208   Qwest Corp.
Equifax, Inc. 6.300%, 7/1/17                     230         182     7.875%, 9/1/11                                 105         103
L-3 Communications Corp. Series B 6.375%,                            6.500%, 6/1/17                                 115          96
  10/15/15                                       150         142   Sprint Nextel Corp. 6.000%, 12/1/16              100          72
Masco Corp. 5.850%, 3/15/17                       70          44   Telecom Italia Capital SA 6.999%, 6/4/18         145         131
Owens Corning, Inc. 6.500%, 12/1/16               55          40   Verizon Communications, Inc.
Pitney Bowes, Inc. 4.750%, 5/15/18(4)            275         259     4.900%, 9/15/15                                175         167
Salvation Army (The) 5.480%, 9/1/17              185         191     5.500%, 4/1/17                                 110         106
Terex Corp. 7.375%, 1/15/14                      145         126   Vodafone Group plc 6.150%, 2/27/37                95          90
United Airlines, Inc. 01-A1, 6.071%,                               Windstream Corp. 8.625%, 8/1/16                  150         148
  3/1/13                                          13          13                                                        -----------
United Rentals North America, Inc.                                                                                            1,856
  6.500%, 2/15/12                                120          97                                                        -----------
                                                     -----------
                                                           2,821   UTILITIES--2.4%
                                                     -----------   AES Corp. (The) 7.750%, 10/15/15                 110          96

INFORMATION TECHNOLOGY--1.2%
Broadridge Financial Solutions, Inc.
  6.125%, 6/1/17                                 175         147
Fiserv, Inc. 6.125%, 11/20/12                    205         203

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                           PAR VALUE    VALUE
                                          ---------- -----------
UTILITIES--(CONTINUED)
Allegheny Energy Supply Co. LLC 144A
  8.250%, 4/15/12 (2)(4)                  $      230 $       233
AmeriGas Partners LP 7.250%, 5/20/15             115         109
Duke Energy Corp. 6.300%, 2/1/14                  20          20
Great River Energy 144A 5.829%,
  7/1/17 (2)                                     196         203
Intergen NV 144A 9.000%, 6/30/17 (2)             150         136
Israel Electric Corp. Ltd. 144A 7.250%,
  1/15/19 (2)                                    200         201
Midwest Generation LLC Series B 8.560%,
  1/2/16                                         192         178
PSE&G Energy Holdings Co. 8.500%, 6/15/11        120         119
United Energy Distribution Holdings
  Property Ltd. 144A 5.450%,
  4/15/16 (2)(4)                                 265         245
                                                     -----------
                                                           1,540
----------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $29,320)                                 24,545
----------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.5%
(IDENTIFIED COST $72,850)                                 63,642
----------------------------------------------------------------

                                             SHARES      VALUE
                                          ---------- -----------

SHORT-TERM INVESTMENTS--6.7%

MONEY MARKET MUTUAL FUNDS--6.7%
State Street Institutional Liquid
  Reserves Fund (seven-day effective
  yield 0.577%)                            4,400,459       4,400
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,400)                                   4,400
----------------------------------------------------------------
TOTAL INVESTMENTS--104.2%
(IDENTIFIED COST $77,250)                                 68,042(1)
Other assets and liabilities, net--(4.2)%                 (2,750)
                                                     -----------
NET ASSETS--100.0%                                   $    65,292
                                                     ===========

ABBREVIATION LEGEND:

FGIC  Financial Guaranty Insurance Company
FHLMC Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA  Fannie Mae or Federal National Mortgage Association
FSA   Financial Security Assurance, Inc.
GNMA  Ginnie Mae or Government National Mortgage Association
MBIA  Municipal Bond Insurance Association
TBA   To be announced.

FOOTNOTE LEGEND

(1) Federal Income Tax Information : For tax information at March 31, 2009 , see Note 3 Federal Income Tax Information in the Notes to Schedule of Investments.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009 , these securities amounted to a value of $5,426 or 8.3% of net assets.
(3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(4) All or a portion of the security is segregrated as collateral for when-issued securities.
(5)   Illiquid security.
(6) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(7)   When-issued security.

VIRTUS INSTITUTIONAL TRUST
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Institutional Trust, a Trust consisting of one diversified fund (the "Fund"), in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

Investments in underlying money market mutual funds are valued at each fund's closing net asset value.

The Fund has adopted the provisions of the Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                   Investments in Securities
                                                   (Market Value)
                                                   ($ reported in thousands)
                                                   -------------------------
       Level 1 - Quoted Prices                              $ 4,400
       Level 2- Significant Observable Inputs                62,660
       Level 3 - Significant Unobservable Inputs                982
                                                            -------
    TOTAL                                                   $68,042
                                                            =======

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.

VIRTUS INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED) (CONTINUED)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                   Investments in Securities
                                                   ($ reported in thousands)
                                                   -------------------------
Balance as of December 31, 2008                             $1,177
Accrued discounts/premiums                                       5
Realized gain (loss)                                          (713)
Change in unrealized appreciation
(depreciation)                                                 719
Net purchases (sales)                                         (384)
Transfers in and/or out of Level 3(1)                          178
                                                            ------
Balance as of March 31, 2009                                $  982
                                                            ======

     (1) TRANSFERS IN OR OUT OF LEVEL 3 REPRESENTS THE ENDING VALUE AS OF MARCH 31, 2009, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.

Level 3 securities have been determined either based on the availability of only a single broker source, which may or may not be a principal market maker, and/or internally fair valued securities without active markets or market participants.

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such in the Fund's Schedule of Investments where applicable.

  Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid. The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 3--FEDERAL INCOME TAX INFORMATION
($ reported in thousands)

At March 31, 2009, federal tax cost and aggregate gross appreciation (depreciation) of securities held by the Fund were as follows:

                                           Net Unrealized
Federal     Unrealized      Unrealized      Appreciation
Tax Cost   Appreciation   (Depreciation)   (Depreciation)
--------   ------------   --------------   --------------
$77,250        $860          $(10,068)        $(9,208)

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.

VIRTUS INSTITUTIONAL TRUST
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)(CONTINUED)

NOTE 4 -- RECENTLY ISSUED ACCOUNTING STANDARDS

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 1A), when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on financial statement disclosures, if any.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.




ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Institutional Trust (formerly, Phoenix Institutional Mutual
             Funds)
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       May 29, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       May 29, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       May 29, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.